Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	34 Months Ended	47 Months Ended	52 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	81 Months Ended	86 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
William Blair Growth Fund - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class I
Average Annual Return, Percent	7.51%	14.59%						8.88%				15.31%
William Blair Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class N
Average Annual Return, Percent	7.31%	14.22%						8.55%				14.97%
William Blair Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class R6
Average Annual Return, Percent	7.44%	14.63%						8.92%			14.42%
William Blair Large Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class I
Average Annual Return, Percent	0.66%	6.22%						8.60%				16.37%
William Blair Large Cap Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class N
Average Annual Return, Percent	0.54%	5.95%						8.32%				16.07%
William Blair Large Cap Growth Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class R6
Average Annual Return, Percent	0.70%	6.29%						8.65%			14.88%
William Blair Mid Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class I
Average Annual Return, Percent	15.01%	21.06%			8.80%
William Blair Mid Cap Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class R6
Average Annual Return, Percent	15.01%	21.13%			8.85%
William Blair Small-Mid Cap Core Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class I
Average Annual Return, Percent	15.58%	20.77%						5.67%		10.89%
William Blair Small-Mid Cap Core Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class R6
Average Annual Return, Percent	15.56%	20.80%						5.71%		10.93%
William Blair Small-Mid Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class I
Average Annual Return, Percent	15.46%	24.10%						3.40%				11.42%
William Blair Small-Mid Cap Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class N
Average Annual Return, Percent	15.35%	23.85%						3.14%				11.14%
William Blair Small-Mid Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class R6
Average Annual Return, Percent	15.49%	24.18%						3.45%			8.85%
William Blair Small-Mid Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class I
Average Annual Return, Percent	23.41%	32.50%	13.21%
William Blair Small-Mid Cap Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class R6
Average Annual Return, Percent	23.43%	32.47%	13.24%
William Blair Small Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class I
Average Annual Return, Percent	22.27%	32.95%						6.61%				14.21%
William Blair Small Cap Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class N
Average Annual Return, Percent	22.16%	32.65%						6.36%				13.93%
William Blair Small Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class R6
Average Annual Return, Percent	22.30%	33.00%						6.68%			11.82%
William Blair Small Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class I
Average Annual Return, Percent	23.32%	35.07%						5.99%				9.96%
William Blair Small Cap Value Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class N
Average Annual Return, Percent	23.18%	34.70%					6.86%
William Blair Small Cap Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class R6
Average Annual Return, Percent	23.36%	35.16%					7.23%
William Blair Global Leaders Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class I
Average Annual Return, Percent	9.82%	16.45%						4.53%				11.48%
William Blair Global Leaders Fund - CLASS N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class N
Average Annual Return, Percent	9.69%	16.17%						4.25%				11.19%
William Blair Global Leaders Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class R6
Average Annual Return, Percent	9.82%	16.58%						4.57%				11.54%
William Blair International Leaders Fund - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class I
Average Annual Return, Percent	16.58%	23.86%						3.65%				9.50%
William Blair International Leaders Fund - CLASS N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class N
Average Annual Return, Percent	16.39%	23.51%						3.39%				9.22%
William Blair International Leaders Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class R6
Average Annual Return, Percent	16.57%	23.90%						3.70%				9.57%
William Blair International Growth Fund - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class I
Average Annual Return, Percent	16.78%	21.88%						3.24%				8.98%
William Blair International Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class N
Average Annual Return, Percent	16.62%	21.58%						2.98%				8.68%
William Blair International Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class R6
Average Annual Return, Percent	16.80%	21.93%						3.30%			9.24%
William Blair Institutional International Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional International Growth Fund
Average Annual Return, Percent	16.64%	21.72%						3.27%				9.09%
William Blair International Small Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class I
Average Annual Return, Percent	10.46%	7.69%						(0.19%)				6.32%
William Blair International Small Cap Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class N
Average Annual Return, Percent	10.25%	7.40%						(0.45%)				6.03%
William Blair International Small Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class R6
Average Annual Return, Percent	10.38%	7.77%						(0.14%)				6.40%
William Blair Emerging Markets Leaders Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class I
Average Annual Return, Percent	18.29%	33.92%						2.11%				7.96%
William Blair Emerging Markets Leaders Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class N
Average Annual Return, Percent	18.21%	33.50%						1.86%				7.68%
William Blair Emerging Markets Leaders Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class R6
Average Annual Return, Percent	18.32%	33.81%						2.15%				8.00%
William Blair Emerging Markets Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class I
Average Annual Return, Percent	35.04%	54.80%						5.19%				11.26%
William Blair Emerging Markets Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class N
Average Annual Return, Percent	34.83%	54.39%						4.92%				10.98%
William Blair Emerging Markets Growth Fund R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class R6
Average Annual Return, Percent	35.11%	54.98%						5.25%				11.34%
Emerging Markets ex China Growth Fund-Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class I
Average Annual Return, Percent	53.38%	80.97%		27.79%
Emerging Markets ex China Growth Fund-Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class R6
Average Annual Return, Percent	53.40%	81.01%		27.87%
Emerging Markets Small Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class I
Average Annual Return, Percent	21.23%	32.38%						6.02%				9.45%
Emerging Markets Small Cap Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class N
Average Annual Return, Percent	21.06%	32.02%						5.76%				9.16%
Emerging Markets Small Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class R6
Average Annual Return, Percent	21.29%	32.46%						6.08%				9.52%
China Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class I
Average Annual Return, Percent	16.08%	29.57%				(5.04%)
China Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class R6
Average Annual Return, Percent	16.00%	29.60%				(5.08%)
Emerging Markets Debt Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class I
Average Annual Return, Percent	5.25%	14.57%						4.28%	4.27%
Emerging Markets Debt Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class R6
Average Annual Return, Percent	5.28%	14.64%						4.34%	4.33%
StandardPoors500IndexMember
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	10.21%	22.32%						13.41%			15.84%	15.51%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	10.33%	22.02%						12.66%			15.54%	15.30%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	10.88%	22.82%	22.07%		15.25%		12.82%	12.31%		15.92%	15.26%	15.06%
MSCI All Country World (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World (net)
Average Annual Return, Percent	11.25%	23.67%						10.98%				12.78%
MSCI All Country World ex-U.S. IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. IMI (net)
Average Annual Return, Percent	13.05%	26.56%						8.44%			9.85%	9.81%
MSCI Emerging Markets Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	23.85%	43.51%						7.20%				10.07%
MSCI Emerging Markets IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI (net)
Average Annual Return, Percent	22.41%	40.30%						7.17%				9.98%
MSCI Emerging Markets ex-China IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China IMI (net)
Average Annual Return, Percent	35.25%	56.45%		22.38%
MSCI China All Shares Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (net)
Average Annual Return, Percent	(5.05%)	9.54%				(1.44%)
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(0.21%)	0.62%						(1.55%)	(1.68%)
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Average Annual Return, Percent	5.88%	18.24%						13.17%			17.95%	18.13%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	5.33%	17.71%						13.71%			18.47%	18.58%
Russell Midcap® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	17.58%	26.62%			10.96%
Russell 2500™ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	22.71%	36.72%						8.30%		12.91%
Russell 2500™ Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Average Annual Return, Percent	19.66%	32.94%						4.98%			11.07%	12.56%
Russell 2500® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Average Annual Return, Percent	24.16%	38.54%	20.73%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	22.18%	38.74%						5.57%			10.68%	11.97%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	22.99%	43.01%					10.12%	8.23%				10.89%
MSCI All Country World IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI (net)
Average Annual Return, Percent	11.77%	24.22%						10.57%				12.54%
MSCI All Country World ex-U.S. Small Cap Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Small Cap Index (net)
Average Annual Return, Percent	9.10%	19.83%						6.30%				9.10%
MSCI Emerging Markets Small Cap Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index (net)
Average Annual Return, Percent	12.89%	20.89%						7.16%				9.48%
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index
Average Annual Return, Percent	3.32%	11.78%						2.58%	2.72%